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[LINCOLN FINANCIAL GROUP LOGO]    Lincoln Variable Insurance Products Trust
                                                  1300 South Clinton Street
                                                  Fort Wayne, Indiana 46802
                                                   United States of America

VIA EDGAR

May 4, 2012

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

       Re:  Lincoln Variable Insurance Products Trust
            File Nos. 33-70742; 811-08090

Dear Sir or Madam:

On behalf of the above-captioned registrant ("Registrant"), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that the form of Prospectuses and Statement of Additional Information for the Registrant that would have been filed pursuant to Rule 497(c) would not have differed from that contained in the Registrant's Post-Effective Amendment No. 131 to the Registration Statement, which was filed electronically on April 12, 2012 (effective April 30, 2012).

If you have any questions concerning the attached filing, please do not hesitate to contact the undersigned at 260-455-6918.

Sincerely,

/s/ Colleen E. Tonn

Colleen E. Tonn
Senior Counsel